Inventory Purchase Commitments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Ending balance	¥ 1,330,716
Supplier A [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Beginning balance	(1,412,748)	$ (217,135)	¥ (1,322,448)	¥ (1,244,743)
Additions	82,032	12,608	(90,300)	(77,705)
Ending balance	¥ (1,330,716)	$ (204,527)	¥ (1,412,748)	¥ (1,322,448)